Note 5 - Share Capital - Schedule of Outstanding Restricted Share Units (Details) - Restricted share units [member]			12 Months Ended
	Sep. 03, 2025	Jan. 27, 2025	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares
Statement Line Items [Line Items]
Balance			192,000	222,000
Balance, weighted average exercise price (in CAD per share)			$ 11.38	$ 10.89
Exercised	(450)	(55,000)	(115,450)	(30,000)
Exercised, weighted average exercise price (in CAD per share)			$ 7.8	$ 7.75
Granted			600
Granted, weighted average exercise price (in CAD per share)			$ 51.98
Balance			77,150	192,000
Balance, weighted average exercise price (in CAD per share)			$ 8.8	$ 11.38